Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 71 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)

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Telephone Number (515) 248-3842

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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485
_XX__ on September 30, 2009 pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This registration statement incorporates by reference the following:

  The Prospectus for Class J shares, dated March 1, 2009, included in Post-Effective Amendment No. 70 to the registration statement on Form N-1A (File No. 33-59474) filed on March 2, 2009 (Accession No. 0000898745-09- 000113) pursuant to paragraph (b) of Rule 485;
  The Prospectus for Class A, B, and C shares, dated March 1, 2009, included in Post-Effective Amendment No. 67 to the registration statement on Form N-1A (File No. 33-59474) filed on February 27, 2009 (Accession No.
  0000898745-09-000066) pursuant to paragraph (b) of Rule 485;
  The Prospectus for Class S shares, dated March 1, 2009, included in Post-Effective Amendment No. 66 to the registration statement on Form N-1A (File No. 33-59474) filed on February 27, 2009 (Accession No. 0000898745- 09-000062) pursuant to paragraph (b) of Rule 485;
  The Prospectus for Institutional Class shares, dated March 1, 2009, included in Post-Effective Amendment No. 68 to the registration statement on Form N-1A (File No. 33-59474) filed on March 2, 2009 (Accession No.
  0000898745-09-000109) pursuant to paragraph (b) of Rule 485;
  The Prospectus for R-1, R-2, R-3, R-4, and R-5 Class shares, dated March 1, 2009, included in Post-Effective Amendment No. 69 to the registration statement on Form N-1A (File No. 33-59474) filed on March 2, 2009 (Accession No. 0000898745-09-000111) pursuant to paragraph (b) of Rule 485;
  The Statement of Additional Information dated March 1, 2009, included in Post-Effective Amendment No. 66 to the registration statement on Form N-1A (File No. 33-59474) filed on February 27, 2009 (Accession No.
  0000898745-09-000062 ) pursuant to paragraph (b) of Rule 485;
  Supplements to the Class J shares Prospectus dated and filed March 20, 2009 (Accession No. 0000898745-09- 000160), April 8, 2009 (Accession No. 0000898745-09-000190), April 9, 2009 (Accession No. 0000898745-09- 000201), May 4, 2009 (Accession No. 0000898745-09-000240), May 21, 2009 (Accession No. 0000898745-09- 000284), and June 19, 2009(Accession No. 0000898745-09-000317);
  Supplements to the Class A, B, and C shares Prospectus dated and filed March 20, 2009 (Accession No. 0000898745-09-000166), April 8, 2009 (Accession No. 0000898745-09-000190), April 9, 2009 (Accession No.
  0000898745-09-000202), April 21, 2009 (Accession No. 0000898745-09-000213), May 4, 2009 (Accession No. 0000898745-09-000251), May 21, 2009 (Accession No. 0000898745-09-000285), and June 19, 2009 (Accession No. 0000898745-09-000313);
  Supplements to the Class S shares Prospectus dated and filed March 20, 2009 (Accession No. 0000898745-09- 000156) and May 4, 2009 (Accession No. 0000898745-09-000237);
  Supplements to the Institutional Class shares Prospectus dated and filed March 20, 2009 (Accession No. 0000898745-09-000164), April 8, 2009 (Accession No. 0000898745-09-000190), April 9, 2009 (Accession No.
  0000898745-09-000204), April 10, 2009 (Accession No. 0000898745-09-000211), May 4, 2009 (Accession No. 0000898745-09-000244), May 21, 2009 (Accession No. 0000898745-09-000283), and June 19, 2009 (Accession No. 0000898745-09-000315);
  Supplements to the R-1, R-2, R-3, R-4, and R-5 Class shares Prospectus dated and filed March 20, 2009 (Accession No. 0000898745-09-000162), April 8, 2009 (Accession No. 0000898745-09-000190), April 9, 2009 (Accession No. 0000898745-09-000203), May 4, 2009 (Accession No. 0000898745-09-000247), May 21, 2009 (Accession No. 0000898745-09-000286), and June 19, 2009 (Accession No. 0000898745-09-000311); and
  Supplements to the Statement of Additional Information dated and filed March 20, 2009 (Accession No. 0000898745-09-000154), May 4, 2009 (Accession No. 0000898745-09-000245), and June 19, 2009 (Accession No. 0000898745-09-000309).

SUPPLEMENT DATED SEPTEMBER 30, 2009
TO THE CLASS J SHARES PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009
(as supplemented on March 20, 2009, April 8, 2009, April 9 2009,
May 4, 2009, May 21, 2009, and June 19, 2009)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

RISK/RETURN SUMMARY

On page 4, add the Income Fund to the list of Funds sub-advised by Edge Asset Management, Inc.

Insert the following within the Risk/Return Summary section:

INCOME FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Main Strategies and Risks

Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in convertible securities, preferred securities, and real estate investment trust (“REIT”) securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

32.77% in securities rated Aaa	30.72% in securities rated Baa	2.14% in securities rated Caa
6.85% in securities rated Aa	4.58% in securities rated Ba	0.00% in securities rated Ca
11.36% in securities rated A	9.45% in securities rated B	0.04% in securities rated C
2.09% in securities not rated

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	• Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	• High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year to date return as of June 30, 2009 is 10.58%.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	4.59%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.79%

Average Annual Total Returns (%)(1)

		1	5	10
For the period ended December 31, 2008		Year	Years	Years
Class J (before taxes)		-5.98	2.21	4.44
(after taxes on distributions)(2)		-7.89	0.30	2.13
(after taxes on distributions and sale of shares)(2)		-3.85	0.80	2.39
Citigroup Broad Investment-Grade Bond Index(3)		7.02	5.11	5.86
Morningstar Intermediate-Term Bond Category Average		-4.70	1.81	4.01

(1)	Class J shares were first sold on ______________, 2009. The returns for periods prior to that date are based on the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of Class A shares. The Fund commenced operations after succeeding to the operations of another fund on
January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated for the year ending October 31, 2009	Class J
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	0.45
Other Expenses	7.88
Total Annual Fund Operating Expenses	8.83%
Expense Reimbursement(2)	7.73
Net Expenses	1.10%

(1)	The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis)
not to exceed 0.40% for Class J shares. The expense limit may be terminated at any time.
(2)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class J shares.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	Number of years you own your shares
	1	3	5	10	1	3	5	10
Class J	$212	$1,767	$3,420	$7,031	$112	$1,767	$3,420	$7,031

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

On page 148 in the High Yield Securities section, add the Income Fund to the Funds listed in the first sentence of the first paragraph.

On page 152 in the Small and Medium Capitalization Companies section, add the Income Fund to the Funds listed in the second sentence of the first paragraph.

MANAGEMENT OF THE FUNDS

The Sub-Advisors
In the section for Edge Asset Management, Inc. (beginning on page 158), add the following:

	Day-to-day
Fund	Fund Management	Since
Income	John R. Friedl	2005

John R. Friedl, CFA. Mr. Friedl, Portfolio Manager, has been employed as an investment professional at Edge since August 1998. Mr. Friedl earned a BA in Communications and History from the University of Washington and a Master's degree in Finance from Seattle University. He has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal
On page 172, add the following to the table:

Income Fund	0.50%

DIVIDENDS AND DISTRIBUTIONS

On page 179, add the Income Fund to the list of Funds in the first bullet of this section.

APPENDIX B

Add the following definition to Appendix B:

Citigroup Broad Investment-Grade Bond Index is an unmanaged index of bonds designed to track the performance of bonds issued in the US investment-grade bond market.

SUPPLEMENT DATED SEPTEMBER 30, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009
(as supplemented on March 20, 2009, May 4, 2009, and June 19, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

On page 1, replace the second paragraph with the following:

The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to shareholders, for the fiscal year ended October 31, 2008, and the unaudited financial statements and schedules of investments included in the Fund’s Semi-Annual Report to shareholders, for the period ended April 30, 2009, are hereby incorporated by reference into and are legally a part of this SAI.

FUND HISTORY

On page 6, add an “X” to the Class J column on the Income Fund line.

INVESTMENT ADVISORY AND OTHER SERVICES

On page 83, add the following to the table:

					Institutional
	Class A	Class B	Class C	Class J	Class	Expiration
Income Fund	N/A	N/A	N/A	1.10%	N/A	February 28, 2011

PART C. OTHER INFORMATION

Item 23. Exhibits.
(a)	(1)	a.	Articles of Amendment and Restatement -- Filed as Ex-99.B1.A on 04/12/1996 (Accession No.
0000898745-96-000012)
		b.	Articles of Amendment and Restatement -- Filed as Ex-99.A1.B on 09/22/00 (Accession No.
0000898745-00-500024)
		c.	Articles of Amendment and Restatement dated 6/14/02 -- Filed as Ex-99.A.1.C on 12/30/02
(Accession No. 0001126871-02-000036)
		d.	Articles of Amendment dated 5/23/05 -- Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-
05-000254)
		e.	Articles of Amendment dated 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-
05-000263)
		f.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		g.	Articles of Amendment dated 06/04/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)

	(2)	Articles of Amendment -- Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)

	(3)	a.	Certificate of Correction dated 9/14/00 -- Filed as Ex-99.A3 on 09/22/00 (Accession No.
0000898745-00-500024)
		b.	Certificate of Correction dated 12/13/00 -- Filed as Ex-99.A3 on 10/12/01 (Accession No.
0001127048-01-500041)

	(4)	a.	Articles Supplementary dated 12/11/00 -- Filed as Ex-99.A.4A on 02/25/02 (Accession No.
0000870786-02-000051)
		b.	Articles Supplementary dated 3/12/01 – Filed as EX-99.A.4B on 02/25/02 (Accession No.
0000870786-02-000051)
		c.	Articles Supplementary dated 4/16/02 -- Filed as Ex-99.A.4.C on 12/30/02 (Accession No.
0001126871-02-000036)
		d.	Articles Supplementary dated 9/25/02 -- Filed as Ex-99.A.4.D on 12/30/02 (Accession No.
0001126871-02-000036)
		e.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-
03-000031)
		f.	Articles Supplementary dated 4/30/03 -- Filed as Ex-99.A4F on 09/11/03 (Accession No.
0000870786-03-000169)
		g.	Articles Supplementary dated 6/10/03 -- Filed as Ex-99.A4G on 09/11/03 (Accession No.
0000870786-03-000169)
		h.	Articles Supplementary dated 9/9/03 -- Filed as Ex-99.A4H on 09/11/03 (Accession No.
0000870786-03-000169)
		i.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-
03-000202)
		j.	Articles Supplementary dated 1/29/04-- Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-
04-000033)
		k.	Articles Supplementary dated 3/8/04-- Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-
000163)
		l.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No.
0000870786-04-000207)
		m.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-
04-000242)
		n.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-
04-000242)
		o.	Articles Supplementary dated 12/13/04 -- Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-
05-000065)

		p.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-
05-000194)
		q.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-
05-000194)
		r.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-
05-000254)
		s.	Articles Supplementary dated 12/20/05 (filed 2/28/06)
		t.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		u.	Articles Supplementary dated 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-
07-000011)
		v.	Articles Supplementary dated 1/22/07 -- Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-
07-000086)
		w.	Articles Supplementary dated 7/24/07 -- Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-
07-000152)
		x.	Articles Supplementary dated 09/13/07 -- Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-
07-000184)
		y.	Articles Supplementary dated 1/3/08 -- Filed as Ex-99.A.4.Y on 02/20/08 (Accession No.
0000950137-08-002501
		z.	Articles Supplementary dated 3/13/08 -- Filed as Ex-99.A4Z on 05/01/08 (Accession No.
0000950137-08-006512)
		aa.	Articles Supplementary dated 06/23/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
		bb.	Articles Supplementary dated 9/10/08 Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.A.4 on
12/12/08 (Accession No. 0000898745-08-000166)
		cc.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No.
0000898745-08-000166)

(b)	By-laws -- Filed as Ex-99.B on 12/29/05 (Accession No. 0000898745-05-000035)

(c)	These have been previously filed as noted in response to Items 23(a) and 23(b).

(d)	(1)	a.	Management Agreement -- Filed as Ex-99.B5A on 09/12/97 (Accession No. 0000898745-97-000023)
		b.	1st Amendment to the Management Agreement -- Filed as Ex-99.D1.B on 09/22/00
(Accession No. 0000898745-00-500024)
		c.	Management Agreement -- Filed as Ex-99.D1.C on 12/05/00 (Accession No. 0000898745-00-
000021)
		d.	Amendment to Management Agreement dated 9/9/02 -- Filed as Ex-99.D.1.D on 12/30/02
(Accession No. 0001126871-02-000036)
		e.	Amendment to Management Agreement dated 3/11/02 – Filed as Ex-99.D on 02/25/03 (Accession
No. 0000870786-03-000031)
		f.	Amendment to Management Agreement dated 12/10/02 – Filed as Ex-99.D on 02/25/03 (Accession
No. 0000870786-03-000031)
		g.	Amendment to Management Agreement dated 10/22/03 – Filed as Ex-99.D on 12/15/03
(Accession No. 0000870786-03-000202)
		h.	Amendment to Management Agreement dated 3/8/04 -- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)
		i.	Amendment to Management Agreement dated 6/14/04 – Filed as Ex-99.D on 09/27/2004 (Accession
No. 0000870786-04-000207)
		j.	Amendment to Management Agreement dated 7/29/04 – Filed as Ex-99.A on 09/27/2004
(Accession No. 0000870786-04-000207)
		k.	Amendment to Management Agreement dated 9/13/04 – Filed as Ex-99.A on 09/27/2004 (Accession
No. 0000870786-04-000207)
		l.	Amendment to Management Agreement dated 12/13/04 -- Filed as Ex-99.D on 02/28/05 (Accession
No. 0000870786-05-000065)

	m.	Amendment to Management Agreement dated 1/1/05 -- Filed as Ex-99.D on 02/28/05 (Accession No.
0000870786-05-000065)
	n.	Amendment to Management Agreement dated 9/30/05 -- Filed as Ex-99.D on 11/22/05 (Accession
No. 0000870786-05-000263)
	o.	Amendment to Management Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07 (Accession
No. 0000898745-07-000011)
	p.	Amendment to Management Agreement dated 9/12/07 -- Filed as Ex-99.B5A on 09/12/97
(Accession No. 0000898745-97-000023)
	q.	Amendment to Management Agreement dated 10/01/07 -- Filed as Ex-99.D on 12/14/07 (Accession
No. 0000898745-07-000184)
	r.	Amendment to Management Agreement dated 10/31/07 -- Filed as Ex-99.D on 12/14/07 (Accession
No. 0000898745-07-000184)
	s.	Amendment to Management Agreement dated 2/7/08 -- Filed as Ex-99.D1S on 05/01/08 (Accession
No. 0000950137-08-006512)
	t.	Amended & Restated Management Agreement dated 6/24/08 -- Filed as Ex-99.D on 09/30/08
(Accession No. 0000898745-08-000083)

(2)	a.	American Century Sub-Advisory Agreement -- Filed as Ex-99.D3 on 12/05/00 (Accession No.
0000898745-00-000021)
	b.	Amended & Restated Sub-Adv Agreement with Amer. Century -- Filed as Ex-99.D3B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with Amer. Century – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	d.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 – Filed as Ex-99.D on 09/08/05 (Accession No. 0000870786-05-000254)
	e.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit #6(3)e to registration statement No. 333-137477 filed on Form N-14 on
10/6/06 Accession No. 0000898745-06-000145)

(3)	a.	AXA Rosenberg Investment Management LLC Sub-Advisory Agreement dated September 30, 2008
-- Filed as Ex-99.D on 12/12/08 (Accession No. 0000898745-08-000166)

(4)	a.	Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 – Filed as Ex-99.D on 09/08/05 (Accession
No. 0000870786-05-000254)

(5)	a.	Bernstein Sub-Advisory Agreement -- Filed as Ex-99.D4 on 12/05/00 (Accession No. 0000898745-
00-000021)
	b.	Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 -- Filed as Ex-99.D4B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 – Filed as Ex-99.D on
09/27/2004 (Accession No. 0000870786-04-000207)

(6)	a.	BlackRock Sub-Advisory Agreement dated 12/31/08.*

(7)	a.	Brown Investment Advisor Incorporated Sub-Advisory Agreement dated 07/01/09. *

(8)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated September 30, 2008-- Filed as
Ex-99.D8A on 12/12/08 (Accession No. 0000898745-08-000166)

(9)	a.	Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)
	b.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 9/15/05 -- Filed as Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)
	c.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 -- Filed as Ex-99.D on 01/16/07 (Accession No. 0000898745-07-000011)

(10)	a.	Dimensional Fund Advisors Sub-Advisory Agreement-- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)

(11)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07
(Accession No. 0000898745-07-000011)

(12)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement – Filed as Ex-99.D on 09/27/2004 (Accession No.
0000870786-04-000207)

(13)	a.	Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 -- Filed as
Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)

(14)	a.	Goldman Sachs Sub-Advisory Agreement -- Filed as Ex-99.D.21 on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated Sub-Adv Agreement with Goldman Sachs -- Filed as Ex-99.D21B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 – Filed as Ex-99.D on 12/15/03 (Accession No. 0000870786-03-000202)
	d.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 -- Filed as Ex-99.D on 02/28/05 (Accession No. 0000870786-05-000065)
(15)	a.	Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 -- Filed as Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)
	b.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 1/2/07 -- Filed as Ex-
99.D23 (B) on 02/20/08 (Accession No. 0000950137-08-002501)
(16)	a.	JP Morgan Sub-Advisory Agreement -- Filed as Ex-99.D.18 on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated Sub-Adv Agreement with JP Morgan -- Filed as Ex-99.D18B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with JP Morgan dated 7/18/07 -- Filed as Ex-99.D on
09/28/07 (Accession No. 0000898745-07-000152)
(17)	a.	Lehman Brothers (now known as Neuberger Berman Fixed Income LLC) dated 7/18/07 -- Filed as
Ex-99.D on 09/28/07 (Accession No. 0000898745-07-000152)
(18)	a.	Los Angeles Capital Management Sub-Advisory Agreement – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	b.	Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 -- Filed as Ex-99.D on
11/22/05 (Accession No. 0000870786-05-000263)
(19)	a.	Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04 -- Filed as Ex-99.D on 02/28/05
(Accession No. 0000870786-05-000065)
	b.	Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 -- Filed as Ex-99.D on
11/22/05 (Accession No. 0000870786-05-000263)
	c.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 1/1/08 – Filed as Ex-99.D on
03/28/2008 (Accession No. 0000898745-08-000017)

(20)	a.	Montag & Caldwell, Inc. Sub-Advisory Agreement dated 07/01/09. *

(21)	a.	Pacific Investment Management Company LLC Sub-Advisory Agreement dated September 30, 2008
-- Filed as Ex-99.D23A on 12/12/08 (Accession No. 0000898745-08-000166)

(22)	a.	Principal Global Investors Sub-Advisory Agreement -- Filed as Ex-99.D.19 on 12/30/02 (Accession
No. 0001126871-02-000036)
	b.	Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
	c.	Amended & Restated Sub-Adv Agreement with PGI -- Filed as Ex-99.D19C on 09/11/03 (Accession
No. 0000870786-03-000169)
	d.	Amended & Restated Sub-Adv Agreement with PGI-- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)

	e.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	f.	Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 – Filed as Ex-99.D on 12/13/04
(Accession No. 0000870786-04-000242)
	g.	Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)
	h.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)
	i.	Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 -- Filed as Ex-99.D on 12/29/05
(Accession No. 0000898745-05-000035)
	j.	Sub-Sub-Advisory Agreement with Post dtd 7/1/2005 -- Filed as Ex-99.D on 12/29/05 (Accession
No. 0000898745-05-000035)
	k.	Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 -- Filed as Ex-99.D on 02/28/06
(Accession No. 0000870786-06-000034)

(23)	a.	Principal Capital Real Estate Investors Sub-Advisory Agreement – Filed as Ex-99.D on 02/27/01
(Accession No. 0000898745-01-500019
	b.	1st Amendment to the PCREI Sub-Advisory Agreement –Filed as Ex-99.D10B on 02/25/02
(Accession No. 000870786-02-000051)
	c.	2nd Amendment to the PCREI Sub-Advisory Agreement –Filed as Ex-99.D10C on 02/25/02
(Accession No. 000870786-02-000051)
	d.	Amended & Restated Sub-Adv Agreement with PCREI -- Filed as Ex-99.D10D on 09/11/03
(Accession No. 0000870786-03-000169)
	e.	Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 -- Filed as Ex-99.D on 12/29/05
(Accession No. 0000898745-05-000035)
	f.	Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 -- Filed as Ex-99.D on 02/28/06
(Accession No. 0000870786-06-000034)
	g.	Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 -- Filed as Ex-99.D o09/28/07
(Accession No. 0000898745-07-000152)

(24)	a.	Pyramis Global Advisors, LLC dated 1/1/07 -- Filed as Ex-99.D on 01/16/07 (Accession No.
0000898745-07-000011)

(25)	a.	Spectrum Sub-Advisory Agreement -- Filed as Ex-99.D.15 on 04/29/02 (Accession No. 0000870786-
02-000086)
	b.	Amended & Restated Sub-Adv Agreement with Spectrum -- Filed as Ex-99.D15B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 -- Filed as Ex-99.D on
12/29/05 (Accession No. 0000898745-05-000035)

(26)	a.	T. Rowe Price Sub-Advisory Agreement dated 3/8/04 -- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)
	b.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 – Filed as Ex-99.D on
09/27/2004 (Accession No. 0000870786-04-000207)
	c.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 -- Filed as Ex-99.D on
12/29/05 (Accession No. 0000898745-05-000035)
	d.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 -- Filed as Ex-99.D on
10/20/06 (Accession No. 0000898745-06-000160)

(27)	a.	Turner Sub-Advisory Agreement -- Filed as Ex-99.D11 on 12/05/00 (Accession No. 0000898745-00-
000021)
	b.	Amended & Restated Sub-Adv Agreement with Turner dated 10/31/07 -- Filed as Ex-99.D on
12/14/07 (Accession No. 0000898745-07-000184)

(28)	a.	UBS Global Asset Management Sub-Advisory Agreement -- Filed as Ex-99.D.16 on 04/29/02
(Accession No. 0000870786-02-000086)

		b.	Amended & Restated Sub-Adv Agreement with UBS -- Filed as Ex-99.D16B on 09/11/03 (Accession
No. 0000870786-03-000169)
		c.	Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 -- Filed as Ex-99.D on 06/01/04
(Accession No. 0000898745-04-000003)

	(29)	a.	Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 -- Filed as Ex-99.A
on 11/22/05 (Accession No. 0000870786-05-000263)

	(30)	a.	Van Kampen Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07 (Accession
No. 0000898745-07-000011)
		b.	Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 – Filed as Ex-99.D on
07/18/07 (Accession No. 0000898745-07-000086)

	(31)	a.	Westwood Management Corporation Sub-Advisory Agreement dated 7/15/08 -- Filed as Ex-99.P on
07/17/08 (Accession No. 0000009713-08-000060)

(e)	(1)	a.	Distribution Agreement -- Filed as Ex-99.B6.A on 04/12/1996 (Accession No. 0000898745-96-
000012)
		b.	1st Amendment to the Distribution Agreement -- Filed as Ex-99.E1.B on 09/22/00 (Accession No.
0000898745-00-500024)
		c.	Distribution Agreement -- Filed as Ex-99.E1.C on 09/22/00 (Accession No. 0000898745-00-500024)
		d.	Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E.1.D on 12/30/02 (Accession No.
0001126871-02-000036)
		e.	Amended and Restated Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E.1.E on
12/30/02 (Accession No. 0001126871-02-000036)
		f.	Amended and Restated Distribution Plan and Agreement (Advisors Select Class) -- Filed as Ex-
99.E.1.F on 12/30/02 (Accession No. 0001126871-02-000036)
		g.	Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class) -- Filed as Ex-
99.E.1.G on 12/30/02 (Accession No. 0001126871-02-000036)
		h.	Amended and Restated Distribution Plan and Agreement (Class J) -- Filed as Ex-99.E.1.H on
12/30/02 (Accession No. 0001126871-02-000036)
		i.	Amended and Restated Distribution Agreement -- Filed as Ex-99.E.1.I on 12/30/02 (Accession No.
0001126871-02-000036)
		j.	Amendment to Distribution Plan and Agreement (Advisors Preferred Class) -- Filed as Ex-99.E on
02/25/03 (Accession No. 0000870786-03-000031)
		k.	Amendment to Distribution Plan and Agreement (Advisors Select Class) -- Filed as Ex-99.E on
02/25/03 (Accession No. 0000870786-03-000031)
		l.	Amendment to Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E on 02/25/03
(Accession No. 0000870786-03-000031)
		m.	Amendment to Distribution Agreement dtd 03/02 -- Filed as Ex-99.E on 02/25/03 (Accession No.
0000870786-03-000031)
		n.	Amendment to Distribution Agreement dtd 12/02 -- Filed as Ex-99.E on 02/25/03 (Accession No.
0000870786-03-000031)
		o.	Amended & Restated Distribution Agreement dtd 10/22/03 – Filed as Ex-99.E on 12/15/03
(Accession No. 0000870786-03-000202)
		p.	Amended & Restated Distribution Agreement dtd 6/14/04 – Filed as Ex-99.E on 09/27/2004
(Accession No. 0000870786-04-000207)
		q.	Amended & Restated Distribution Agreement dtd 2/24/05 – Filed as Ex-99.E on 09/08/05
(Accession No. 0000870786-05-000254)
		r.	Distribution Agreement (Class A, B and C) dtd 1/12/07 -- Filed as Ex-99.E on 01/16/07 (Accession
No. 0000898745-07-000011)
		s.	Distribution Agreement (Instl and J) dtd 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No.
0000898745-07-000011)
		t.	Distribution Agreement (Class A, B, C, J, Institutional, Advisors Preferred, Preferred, Advisors Select,
Select, Advisors Signature Classes) dtd 3/11/08 -- Filed as Ex-99.E1T on 05/01/08 (Accession No.
0000950137-08-006512)

		u.	Distribution Agreement (Class A, Class B, Class C, Class J, Preferred Class, Advisors Preferred
Class, Select Class, Advisors Select Class, Advisors Signature Class, Institutional Class and Class S
Shares dated 5/1/08 *

	(2)	a.	Selling Agreement--Advantage Classes -- Filed as Ex-99.E2A on 09/11/03 (Accession No.
0000870786-03-000169)
		b.	Selling Agreement--J Shares -- Filed as Ex-99.E2B on 09/11/03 (Accession No. 0000870786-03-
000169)
		c.	Selling Agreement--Class A and Class B Shares – Filed as Ex-99.E on 09/08/05 (Accession No.
0000870786-05-000254)
		d.	Selling Agreement--Class S Shares -- Filed as Ex-99.E on 07/17/08 (Accession No.
0000009713-08-000060)

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York -- Filed as Ex-99.B8.A on
04/12/1996 (Accession No. 0000898745-96-000012)
		b.	Domestic Funds Custodian Agreement with Bank of New York -- Filed as Ex-99.G1.B on 12/05/00
(Accession No. 0000898745-00-000021)
		c.	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.G on 11/22/05
(Accession No. 0000870786-05-000263)
(h)	(1)	a.	Transfer Agency Agreement for Class I shares -- Filed as Ex-99.H1 on 09/22/00 (Accession No.
0000898745-00-500024)
		b.	Amended & Restated Transfer Agency Agreement for Class I Shares -- Filed as Ex-99.H.1.B on
12/30/02 (Accession No. 0001126871-02-000036)
		c.	Transfer Agency Agreement for Class J Shares -- Filed as Ex-99.H.1.C on 12/30/02 (Accession No.
0001126871-02-000036)
		d.	1st Amendment to Transfer Agency Agreement for Class J Shares -- Filed as Ex-99.H.1.D on
12/30/02 (Accession No. 0001126871-02-000036)
		e.	Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03 -- Filed as Ex-
99.H on 02/28/05 (Accession No. 0000870786-05-000065)
		f.	Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B Shares dtd
12/13/04 -- Filed as Ex-99.H on 02/28/05 (Accession No. 0000870786-05-000065)
		g.	Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 -- Filed as Ex-99.H on
01/16/07 (Accession No. 0000898745-07-000011)
		h.	Amended and Restated Transfer Agency Agreement (Class A, B, C, J Institutional, and S) dtd 5/1/08
-- Filed as Ex-99.H1H on 05/01/08 (Accession No. 0000950137-08-006512)
	(2)	a.	Shareholder Services Agreement -- Filed as Ex-99.HOTHMATCONT on 12/15/00 (Accession No.
0000898745-00-500047)
		b.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		c.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		d.	Amended & Restated Shareholder Services Agreement dtd 9/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		e.	Amended & Restated Shareholder Services Agreement dtd 12/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		f.	Amended & Restated Shareholder Services Agreement dtd 9/30/05 -- Filed as Ex-99.H on 12/29/05
(Accession No. 0000898745-05-000035)
		g.	Amended & Restated Shareholder Services Agreement dtd 1/1/06 -- Filed as Ex-99.H on 10/20/06
(Accession No. 0000898745-06-000160)
		h.	Amended & Restated Shareholder Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 12/14/07
(Accession No. 0000898745-07-000184)

	(3)	a.	Investment Service Agreement -- Filed as Ex-99.B5B on 09/12/97 (Accession No. 0000898745-97-
000023)

	b.	1st Amendment to the Investment Service Agreement -- Filed as Ex-99.H3.B on 09/22/00 (Accession
No. 0000898745-00-500024)
	c.	Investment Service Agreement -- Filed as Ex-99.H.3.C on 12/30/02 (Accession No. 0001126871-02-
000036)

(4)	a.	Accounting Services Agreement -- Filed as Ex-99.H4 on 09/22/00 (Accession No. 0000898745-00-
500024)
	b.	Amended & Restated Accounting Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 01/16/07
(Accession No. 0000898745-07-000011)
(5)	a.	Administrative Services Agreement -- Filed as Ex-99.H5 on 09/22/00 (Accession No. 0000898745-
00-500024)
	b.	Amended Administrative Services Agreement -- Filed as Ex-99.H.5.B on 12/30/02 (Accession No.
0001126871-02-000036)
	c.	Amended Administrative Services Agreement dtd 6/14/04 – Filed as Ex-99.H on 09/27/2004
(Accession No. 0000870786-04-000207)
(6)	a.	Service Agreement -- Filed as Ex-99.H6 on 09/22/00 (Accession No. 0000898745-00-500024)
	b.	Amended & Restated Service Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05 (Accession No.
0000870786-05-000065)
	c.	Amended & Restated Service Agreement dtd 9/30/05 -- Filed as Ex-99.H on 11/22/05 (Accession No.
0000870786-05-000263)
(7)	a.	Service Sub-Agreement -- Filed as Ex-99.H7 on 09/22/00 (Accession No. 0000898745-00-500024)
	b.	Amended & Restated Service Sub-Agreement dtd 1/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	c.	Amended & Restated Service Sub-Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	d.	Amended & Restated Service Sub-Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	e.	Amended & Restated Service Sub-Agreement dtd 9/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	f.	Amended & Restated Service Sub-Agreement dtd 12/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	g.	Amended & Restated Service Sub-Agreement dtd 9/30/05 -- Filed as Ex-99.A on 11/22/05
(Accession No. 0000870786-05-000263)
(8)	Plan of Acquisition European Fund -- Filed as Ex-99.H.8 on 12/30/02 (Accession No. 0001126871-02-
000036)
(9)	Plan of Acquisition Pacific Basin Fund -- Filed as Ex-99.H.9 on 12/30/02 (Accession No. 0001126871-02-
000036)
(10)	Plan of Acquisition Technology Fund -- Filed as Ex-99.H.10 on 12/30/02 (Accession No. 0001126871-02-
000036)
(11)	Plan of Acquisition Balanced Fund -- Filed as Ex-99.H11 on 09/11/03 (Accession No. 0000870786-03-
000169)
(12)	Plan of Acquisition International SmallCap Fund -- Filed as Ex-99.H12 on 09/11/03 (Accession No.
0000870786-03-000169)
(13)	Plan of Acquisition Partners MidCap Blend -- Filed as Ex-99.H11 on 09/11/03 (Accession No. 0000870786-
03-000169)
(14)	Plan of Acquisition High Quality Long-Term Bond – Filed as Ex-99.H on 09/08/05 (Accession No.
0000870786-05-000254)
(15)	Form of Agreement and Plan of Reorganization PIF and WM Trust I – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)
(16)	Form of Agreement and Plan of Reorganization PIF and WM Trust II – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)
(17)	Form of Agreement and Plan of Reorganization PIF and WM SAM – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)
(18)	Plan of Reorganization Equity Income I and Equity Income – Filed as Appendix A to N-14 on 09/28/06
(Accession No. 0000898745-06-000141)

	(19)	Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond -- Filed as Appendix A to N-14 on
09/28/06 (Accession No. 0000898745-06-000141)
	(20)	Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth – Filed as Appendix A
to N-14 on 10/06/06 (Accession No. 0000898745-06-000145)
	(21)	Service Agreement between Principal Investors Fund, Inc. and Principal Shareholder Services, Inc. for
S class shares. dtd 5/1/08 -- Filed as Ex-99.H21A on 05/01/08 (Accession No. 0000950137-08-006512)
	(22)	Plan of Acquisition California Insured Intermediate Municipal Fund and California Municipal Fund -- Filed as
Ex-99.H on 07/17/08 (Accession No. 0000009713-08-000060)
	(23)	Plan of Acquisition Global Equity Fund I and International Fund I – Filed as Ex-99.H23 on 09/30/08
(Accession No. 0000898745-08-000083
	(24)	Plan of Acquisition MidCap Growth Fund I and MidCap Growth Fund III – Filed as Ex-99.H24 on 09/30/08
(Accession No. 0000898745-08-000083
	(25)	Plan of Acquisition SmallCap Blend Fund I and SmallCap S&P 600 Index Fund – Filed as Ex-99.H25 on
09/30/08 (Accession No. 0000898745-08-000083
	(26)	Plan of Acquisition Government & High Quality Bond Fund and Mortgage Securities Fund *
	(27)	Plan of Acquisition MidCap Growth II and MidCap Growth III*
	(28)	Plan of Acquisition SmallCap Growth III and SmallCap Growth I*

(i)	Legal Opinion -- Filed as Ex-99.B10 on 04/12/1996 (Accession No. 0000898745-96-000012)

(j)	(1)	Consents of Auditors *
	(2)	Rule 485(b) opinion – N/A
	(3)	Power of Attorneys – Filed as Ex-99.16 on 03/28/08 (Accession No. 0000898745-08-000017

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS -- Filed as Ex-99.B13 on 04/12/1996
(Accession No. 0000898745-96-000012)
	(2)	Initial Capital Agreement-IEP -- Filed as Ex-99.L2 on 09/22/00 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreement-ICP -- Filed as Ex-99.L3 on 09/22/00 (Accession No. 0000898745-00-500024)
	(4-38)	Initial Capital Agreement -- Filed as Ex-99.L4-L38 on 12/05/00 (Accession No. 0000898745-00-000021)
	(39)	Initial Capital Agreement dtd 12/30/02 -- Filed as Ex-99.L.39 on 12/30/02 (Accession No. 0001126871-02-
000036)
(40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03-- Filed as Ex-99.L on 02/26/04 (Accession No.
0001127048-04-000033)
	(42)	Initial Capital Agreement dtd 6/1/04 -- Filed as Ex-99.L on 07/27/04 (Accession No. 0000870786-04-000163)
	(43)	Initial Capital Agreement dtd 11/1/04 – Filed as Ex-99.L on 12/13/04 (Accession No. 0000870786-04-
000242)
	(44)	Initial Capital Agreement dtd 12/29/04 -- Filed as Ex-99.L on 02/28/05 (Accession No. 0000870786-05-
000065)
	(45)	Initial Capital Agreement dtd 3/1/05 – Filed as Ex-99.L on 05/16/05 (Accession No. 0000870786-05-
000194)
	(46)	Initial Capital Agreement dtd 6/28/05 -- Filed as Ex-99.L on 11/22/05 (Accession No. 0000870786-05-000263)
	(47)	Initial Capital Agreement dtd 3/15/06 -- Filed as Ex-99.L on 10/20/06 (Accession No. 0000898745-06-
000160)
	(48)	Initial Capital Agreement dtd 1/10/07 -- Filed as Ex-99.L (48) on 02/20/08 (Accession No. 0000950137-08-
002501)
	(49)	Initial Capital Agreement dtd 10/1/07 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-
000017)
	(50)	Initial Capital Agreement dtd 2/29/08 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-
000017)
	(51)	Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.L on 07/17/08 (Accession No. 0000009713-08-000060)
	(52)	Initial Capital Agreement dtd 9/30/08 -- Filed as Ex-99.L on 12/12/08 (Accession No. 0000898745-08-000166)
	(53)	Initial Capital Agreement dtd 12/15/08 -- Filed as Ex-99.L on 12/31/08 (Accession No. 0000898745-08-
000184)
(m)	Rule 12b-1 Plan

(1)	Class A Plan -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-000065)
	a.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
	c.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	d.	Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)
(2)	Class B Plan -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-000065)
	a.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
	c.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	d.	Amended & Restated dtd 3/13/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)
(3)	Class C Plan
	a.	dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-
137477 filed on Form N-14 on 09/20/06 Accession No. 0000009713-06-000062)
	b.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	c.	Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)

(4)	Class J Plan
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.H on 12/30/02 (Accession No. 0001126871-
02-000036)
	b.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	c.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
	d.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	e.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	f.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	g.	Amended & Restated dtd 1/1/08 – Filed as Ex-99.M.4G on 02/28/08 (Accession No. 0000950137-08-
002501)
	h.	Amended & Restated dtd 1/1/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No. 0000950137-08-
006512)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No. 0000950137-
08-006512)

(5)	R-1 f/k/a Advisors Signature Plan – Filed as Ex-99.M on 12/13/04 (Accession No. 0000870786-04-000242)
	a.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	b.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
	c.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	d.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000145)

	e.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	f.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M5F on 05/01/08 (Accession No. 0000950137-
08-006512)
	g.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 6/24/08 – Filed as Ex-99.M1J
on 09/30/08 (Accession No. 0000898745-08-000083

(6)	R-2 f/k/a Advisors Select Plan -- Filed as Ex-99.M2 on 09/22/00 (Accession No. 0000898745-00-500024)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.F on 12/30/02 (Accession No. 0001126871-
02-000036)
	b.	Amended & Restated dtd 3/11/04 – Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
000044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
	f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000142)
	h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M2I on 05/01/08 (Accession No. 0000950137-08-
006512)
	j.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 6/24/08 – Filed as Ex-99.M2J
on 09/30/08 (Accession No. 0000898745-08-000083)

(7)	R-3 f/k/a Advisors Preferred Plan -- Filed as Ex-99.M1 on 09/22/00 (Accession No. 0000898745-00-500024)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.G on 12/30/02 (Accession No. 0001126871-
02-000036)
	b.	Amended & Restated dtd 3/11/04 -- Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
00044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
	f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-
06-00145)
	h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M1I on 05/01/08 (Accession No. 0000950137-
08-006512)
	j.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 6/24/08 – Filed as Ex-99.M3J
on 09/30/08 (Accession No. 0000898745-08-000083

(8)	R-4 f/k/a Select Plan -- Filed as Ex-99.E.1.D on 12/30/02 (Accession No. 0001126871-02-000036)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.E on 12/30/02 (Accession No. 0001126871-
02-000036)
	b.	Amended & Restated dtd 3/11/04 – Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
000044)

		c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
		f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000145)
		h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M3I on 05/01/08 (Accession No. 0000950137-08-
006512)
		j.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 6/24/08 – Filed as Ex-99.M5G
on 09/30/08 (Accession No. 0000898745-08-000083

	(9)	Class S Plan dtd 5/1/08 -- Filed as Ex-99.M9 on 05/01/08 (Accession No. 0000950137-08-006512)

(n)	(1)	Rule 18f-3 Plan dtd 3/10/08 -- Filed as Ex-99.N1 on 05/01/08 (Accession No. 0000950137-08-006512)

(o)	Reserved
(p)	Codes of Ethics
	(1)	Alliance Bernstein Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184)
	(2)	American Century Investment Management *
	(3)	AXA Rosenberg Investment Management Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on
07/17/08 (Accession No. 0000009713-08-000060)
	(4)	The Bank of New York Mellon Code of Ethics -- Filed as Ex-99.P(8) on 02/20/08 (Accession No.
0000950137-08-002501)
	(5)		Barrow Hanley Code of Ethics *
	(6)	BlackRock Code of Ethics – Filed as Ex-99.P7 on 12/12/08 (Accession No. 0000898745-08-000166)
	(7)	Brown Investment Advisor Incorporated Code of Ethics *
	(8)	Causeway Capital Management LLC Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on 07/17/08
(Accession No. 0000009713-08-000060)
	(9)		Columbus Circle Investors *
	(10)	Dimensional Fund Advisors Code of Ethics -- Filed as Ex-99.P on 12/29/05 (Accession No. 0000898745-05-
000035)
	(11)	Edge Asset Management Code of Ethics -- Filed as Ex-99.P(29) on 02/20/08 (Accession No. 0000950137-
08-002501)
	(12)	Emerald Advisers Inc. Code of Ethics -- Filed as Ex-99.P(17) on 02/20/08 (Accession No. 0000950137-08-
002501)
	(13)	Essex Code of Ethics (filed 1/16/07) -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184)
	(14)	Goldman Sachs Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(15)	Jacobs Levy Code of Ethics -- Filed as Ex-99.P on 10/20/06 (Accession No. 0000898745-06-000160)
	(16)	JP Morgan Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(17)	Lehman Brothers Code of Ethics (now known as Neuberger Berman Fixed Income LLC) *
	(18)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics *
	(19)		Montag & Caldwell, Inc. Code of Ethics *
	(20)	Morgan Stanley Investment Management – Filed as Ex-99.P on 03/27/07 (Accession No. 0000898745-07-
000036)
	(21)	Pacific Investment Management Company LLC Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on
07/17/08 (Accession No. 0000009713-08-000060)
	(22)	Principal Global Investors/Principal Real Estate Investors Code of Ethics Filed as Ex-99.P on
03/27/07(Accession No. 0000898745-07-000036
	(23)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal
Financial Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor Code of Ethics
Initial Capital Agreement dtd 6/9/09 *

	(24)	Pyramis Code of Ethics *
	(25)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P21 on 09/11/03 (Accession No.
0000870786-03-000169)
	(26)	Spectrum Code of Ethics *
	(27)	T. Rowe Price Code of Ethics *
	(28)	Turner Investment Partners -- Filed as Ex-99.P on 02/28/05 (Accession No. 0000870786-05-000065)
	(29)	UBS Code of Ethics -- Filed as Ex-99.P on 02/28/05 (Accession No. 0000870786-05-000065)
	(30)	Vaughan-Nelson Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(31)	Westwood Management Corporation Code of Ethics Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P
on 07/17/08 (Accession No. 0000009713-08-000060)
*	Filed herein.
**	To be filed by amendment.

Item 24.		Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 25.		Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
	1.	Was committed in bad faith; or
	2.	Was the result of active and deliberate dishonesty; or
(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business or Other Connection of Investment Adviser

     Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
Michael C. Anagnost	Principal Life	Director - IT
Vice President-	Insurance Company(1)
Chief Technology Officer

John E. Aschenbrenner	Principal Life	President, Insurance &
Director	Insurance Company (1)	Financial Services

Patricia A. Barry	Principal Life	Counsel
Assistant Corporate	Insurance Company (1)
Secretary

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Assistant Controller
Financial Controller	Distributor, Inc.(2)
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B

Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Asset Allocation Committee
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Second Vice President -
Senior Vice President -	Insurance Company (1)	Investment Services
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)
*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President – IT
Senior Vice President –	Insurance Company (1)
Chief Information Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary
*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

Jennifer A. Mills	Principal Life	Attorney
Counsel	Insurance Company (1)

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation(1)
*Michael D. Roughton	Principal Life	See Part B

Senior Vice President and	Insurance Company (1)
Senior Securities Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

Randy L. Welch	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

*Dan L. Westholm	Principal Life	See Part B
Director - Treasury	Insurance Company (1)
*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street Des Moines, IA 50309
(2)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762

Item 27.

Principal Underwriter

(a)	Principal Funds Distributor ("PFD") act as principal underwriter for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

(1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Lindsay L. Amadeo	Director - Marketing	None
The Principal	Communications
Financial Group(1)

Michael C. Anagnost	Vice President -	None
The Principal	Chief Technology Officer
Financial Group(1)

Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (1)

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Director	Senior Vice President
The Principal	Senior Vice President and
Financial Group(1)	Chief Financial Officer

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Chairman of the Board	Chairman of the Board and
The Principal		Chief Executive Officer
Financial Group(1)

Nora M. Everett	Director	President and Director
The Principal
Financial Group (1)

Cary Fuchs	President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Daniel J. Houston	Director	None
The Principal
Financial Group(1)

Jennifer A. Mills	Counsel	None
The Principal
Financial Group (1)

Timothy J. Minard	Director	None
The Principal
Financial Group(1)

Kevin J. Morris	Director - Marketing	None
Principal Funds
Distributor, Inc.(1)

David L. Reichart	Senior Vice	None
The Principal	President/Distribution
Financial Group(1)

Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Mark A. Stark	Vice President – Investor	None
The Principal	Services
Financial Group(1)

(1)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762-5710

(c) N/A. Item 28. Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29. Management Services

N/A.

Item 30. Undertakings

N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 29th day of July, 2009.

Principal Funds, Inc. (Registrant)

/s/ R. C. Eucher ______________________________________ R. C. Eucher Chairman of the Board and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Chairman of the Board	July 29,	2009
R. C. Eucher	and Chief Executive
	Officer (Principal
	Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	July 29,	2009
L. A. Rasmussen	Controller and Chief
	Financial Officer
	(Principal Financial
	Officer and Controller)

/s/ N. M. Everett
	President and Director	July 29,	2009
N. M. Everett

/s/ M. J. Beer
	Executive Vice President	July 29,	2009
M. J. Beer

(E. Ballantine)*
	Director	July 29,	2009
E. Ballantine

(K. Blake)*
	Director	July 29,	2009
K. Blake

(C. Damos)*
	Director	July 29,	2009
C. Damos

(R. W. Gilbert)*
	Director	July 29,	2009
R. W. Gilbert

(M. A. Grimmett)*
	Director	July 29,	2009
M. A. Grimmett

(F. S. Hirsch)*
	Director	July 29,	2009
F. S. Hirsch

(W. C. Kimball)*
	Director	July 29,	2009
W. C. Kimball

(B. A. Lukavsky)*
	Director	July 29,	2009
B. A. Lukavsky

(W. G. Papesh)*
	Director	July 29,	2009
W. G. Papesh

(D. Pavelich)*
	Director	July 29,	2009
D. Pavelich

/s/ M. J. Beer *By __________________________________ M. J. Beer Executive Vice President

*Pursuant to Powers of Attorney Previous filed on December 10, 2008